Income Taxes - Reconciliations of U.S. Federal Statutory Rate to Actual Tax Rate (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. federal statuatory rate	34.00%	34.00%
State taxes, net of federal benefit	88.00%	88.00%
Nondeductible expenses	27.30%	33.80%
Effective tax provision (benefit) rate	70.10%	90.00%